Commitments and Contingencies - Additional Information (Detail)	12 Months Ended			12 Months Ended					12 Months Ended				12 Months Ended			1 Months Ended	12 Months Ended					12 Months Ended				12 Months Ended				12 Months Ended			1 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2011	Dec. 31, 2012 Voyageur Spirit [Member] USD ($)	Dec. 31, 2012 Vessels [Member] USD ($)	Dec. 31, 2012 Insurance Claims [Member] USD ($)	Nov. 30, 2011 Minimum [Member] Voyageur Spirit [Member] USD ($)	Nov. 30, 2011 Maximum [Member] Voyageur Spirit [Member] USD ($)	Dec. 31, 2012 Letter of Credit [Member] Vessel	Dec. 31, 2012 RasGas II LNG Carriers [Member]	Dec. 31, 2012 RasGas II LNG Carriers [Member] Letter of Credit [Member] USD ($)	Sep. 30, 2010 Wah Kwong [Member]	Dec. 31, 2012 Shuttle tankers [Member] Vessel	Dec. 31, 2012 FPSO [Member] Vessel	Dec. 31, 2012 LNG carriers [Member] Vessel	Nov. 30, 2012 Teekay Offshore [Member] USD ($)	Dec. 31, 2012 Teekay Offshore [Member] USD ($)	Dec. 31, 2012 Teekay Offshore [Member] NOK	Dec. 31, 2010 Teekay Offshore [Member] USD ($)	Dec. 31, 2011 Teekay Offshore [Member] USD ($)	Dec. 31, 2011 Teekay Offshore [Member] NOK	Dec. 31, 2012 Teekay Offshore [Member] Voyageur Spirit [Member] USD ($)	Dec. 31, 2012 Teekay Tankers [Member] USD ($)	Dec. 31, 2011 Teekay Tankers [Member]	Sep. 30, 2010 Teekay Tankers [Member]	Dec. 31, 2012 Teekay Tankers [Member] Wah Kwong [Member] USD ($) Installment	Sep. 30, 2010 Teekay Tankers [Member] Wah Kwong [Member] USD ($)	Sep. 30, 2010 Teekay Tankers [Member] VLCC [Member] USD ($)	Sep. 30, 2010 Teekay Tankers [Member] VLCC [Member] Wah Kwong [Member] USD ($)	Dec. 31, 2012 Voyageur Spirit [Member] USD ($)	Dec. 31, 2012 Voyageur Spirit [Member] Minimum [Member] USD ($)	Dec. 31, 2012 Voyageur Spirit [Member] Maximum [Member] USD ($)	Feb. 28, 2012 Teekay LNG [Member] Carriers	Dec. 31, 2012 Teekay LNG [Member] RasGas II LNG Carriers [Member] USD ($)	Dec. 31, 2012 Teekay LNG [Member] RasGas II LNG Carriers [Member] Letter of Credit [Member] USD ($)
Long-term Purchase Commitment [Line Items]
Number of vessels									3				4	1	2																		6
Estimated purchase price					$ 1,800,000,000																							$ 49,000,000	$ 98,000,000
Payment made towards commitments for construction of certain carriers and tankers					686,000,000
Capitalized interest and other miscellaneous construction costs					26,000,000
Remaining payments required to be made under new building contract in 2013					379,700,000																						53,900,000
Remaining payments required to be made under new building contract in 2014					361,800,000
Remaining payments required to be made under new building contract in 2015					57,900,000
Remaining payments required to be made under new building contract in 2016					270,200,000
Percentage of ownership in joint venture arrangement												50.00%													50.00%	50.00%
Portion in future payments to be made by joint venture towards commitment																										68,600,000
Due from joint venture																							9,800,000
Number of Quarterly installments loans payable																										32
Quarterly installments amount																										1,400,000
Balloon payment on maturity of loan	442,600,000																									22,600,000
Investment by partner on equity																							3,200,000
Loan amount drawn																										19,600,000
Percentage of debt secured guaranteed																										50.00%
Charter period	five years
Purchase price of acquisition							140,000,000	150,000,000								55,000,000															140,000,000	150,000,000
Payments made for the acquisition																														129,600,000
Remaining payments required																															10,000,000	20,000,000
Prepayments for acquisition				92,400,000
Agreement to sell business																						540,000,000
Period of charter contract																10 years
Cost of acquisition																4,400,000
Percentage of ownership																49.90%
Claim sought for damages											12,000,000						38,300,000	213,000,000
Liability recognized in legal proceedings																	13,900,000	76,000,000		13,900,000	76,000,000
Term of capital leases										30 years
Estimated shares of lease rental increase claim																																		29,000,000	10,000,000
Share of potential exposure										70.00%
Recovery from deductible insurance coverage						750,000
Maximum recovery of capital lease	90,000,000
Value of shuttle tanker contributed by unrelated party in exchange of equity interest in subsidiary		$ 35,000,000																	$ 35,000,000
Percentage of Joint venture interests			49.00%														29.40%	29.40%	67.00%	33.00%	33.00%		25.10%	26.00%
Additional interest acquired by subsidiary																			33.00%
Percentage of noncontrolling interest owner's interest		33.00%																	33.00%